Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of indebtedness
The following table provides a summary of our indebtedness as of June 30, 2024 and December 31, 2023:

	June 30, 2024						December 31, 2023
Debt obligation	Collateral (number of aircraft and helicopters)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
AerCap Trust (b) & AICDC (c) Notes		$30,915,349	$—	$30,915,349	3.64%	2024-2041	$31,215,349
Revolving credit facilities (d)		9,300,000	9,275,000	25,000	6.88%	2025-2027	25,000
Other unsecured debt		3,975,000	—	3,975,000	6.75%	2026-2028	3,055,000
TOTAL UNSECURED		$44,190,349	$9,275,000	$34,915,349			$34,295,349
Secured
Export credit facilities (e)	38	1,109,113	140,000	969,113	2.50%	2025-2035	1,034,687
Institutional secured term loans & secured portfolio loans	200	6,557,290	—	6,557,290	6.05%	2024-2032	7,667,363
AerFunding Revolving Credit Facility	35	2,075,000	1,199,109	875,891	7.38%	2027	1,032,151
Other secured debt (f)	10	672,028	326,954	345,074	5.87%	2025-2041	415,982
Fair value adjustment		—	—	628			993
TOTAL SECURED		$10,413,431	$1,666,063	$8,747,996			$10,151,176
Subordinated
Subordinated Notes		2,250,000	—	2,250,000	6.63%	2045-2079	2,250,000
TOTAL SUBORDINATED		$2,250,000	$—	$2,250,000			$2,250,000
Debt issuance costs, debt discounts and debt premium				(216,156)			(212,622)
	283	$56,853,780	$10,941,063	$45,697,189			$46,483,903

(a)The weighted average interest rate for our floating rate debt of $10.6 billion is calculated based on the applicable U.S. dollar SOFR rate, as applicable, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(d)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(e)An additional $0.8 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
(f)In addition to the ten aircraft, 74 engines are pledged as collateral.